Schedule of investments
Delaware Value® Fund	August 31, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 98.96%
Communication Services — 12.52%
AT&T	9,584,508	$285,714,184
Comcast Class A	7,522,547	337,085,331
Verizon Communications	5,557,033	329,365,346
Walt Disney	2,529,846	333,610,792
		1,285,775,653
Consumer Discretionary — 6.22%
Dollar Tree †	3,244,958	312,392,107
Lowe's	1,982,366	326,475,856
		638,867,963
Consumer Staples — 9.67%
Archer-Daniels-Midland	7,247,937	324,417,660
Conagra Brands	8,655,224	332,014,393
Mondelez International Class A	5,770,160	337,092,747
		993,524,800
Energy — 2.53%
ConocoPhillips	6,856,223	259,782,290
		259,782,290
Financials — 14.65%
Allstate	3,152,682	293,199,426
American International Group	9,562,600	278,654,164
Bank of New York Mellon	8,197,874	303,157,380
Marsh & McLennan	2,774,187	318,781,828
Truist Financial	7,995,023	310,286,843
		1,504,079,641
Healthcare — 20.01%
Abbott Laboratories	2,265,339	247,986,660
Cardinal Health	5,622,244	285,385,106
Cigna	1,521,464	269,862,070
CVS Health	4,633,202	287,814,508
Johnson & Johnson	2,033,412	311,945,735
Merck & Co.	3,904,842	332,965,877
Pfizer	8,432,058	318,647,472
		2,054,607,428
Industrials — 9.13%
Caterpillar	2,303,292	327,781,484
Northrop Grumman	958,562	328,412,927
Raytheon Technologies	4,607,807	281,076,227
		937,270,638
NQ-456 [8/20] 10/20 (1353929)    1

Schedule of investments
Delaware Value® Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock (continued)
Information Technology — 15.79%
Broadcom	992,600	$344,581,090
Cisco Systems	6,611,147	279,122,626
Cognizant Technology Solutions Class A	4,854,841	324,594,669
Intel	5,183,729	264,110,993
Motorola Solutions	561,228	86,850,033
Oracle	5,636,300	322,509,086
		1,621,768,497
Materials — 3.10%
DuPont de Nemours	5,713,007	318,557,270
		318,557,270
Real Estate — 2.59%
Equity Residential	4,709,100	265,828,695
		265,828,695
Utilities — 2.75%
Edison International	5,373,200	281,985,536
		281,985,536
Total Common Stock (cost $7,369,990,508)		10,162,048,411

Short-Term Investments — 0.99%
Money Market Mutual Funds — 0.99%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.01%)	25,552,226	25,552,226
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	25,552,226	25,552,226
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	25,552,226	25,552,226
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	25,552,226	25,552,226
Total Short-Term Investments (cost $102,208,904)		102,208,904
Total Value of Securities—99.95% (cost $7,472,199,412)		10,264,257,315
Receivables and Other Assets Net of Liabilities—0.05%		4,775,836
Net Assets Applicable to 521,621,788 Shares Outstanding—100.00%		$10,269,033,151
†	Non-income producing security.
2    NQ-456 [8/20] 10/20 (1353929)

(Unaudited)
Summary of abbreviations:
GS – Goldman Sachs
NQ-456 [8/20] 10/20 (1353929)    3